Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 14, 2018	Dec. 31, 2018	Sep. 30, 2018
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Up-front milestone receivable recognized during the period	$ 20,000	$ 20,000
Amount recognized as revenue in the period	$ 10,000	(10,000)
Deferred consideration		$ 10,000	$ 10,000